UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-21286



Name of Fund: BlackRock Preferred Income Strategies Fund, Inc. (PSY)



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Preferred Income Strategies Fund, Inc., 800 Scudders Mill

Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,

08543-9011



Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31 Date of reporting period: 07/01/2007 --

06/30/2008 Item 1 -- Proxy Voting Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Preferred Income Strategies Fund, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Preferred Income Strategies Fund, Inc.



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21286
Reporting Period: 07/01/2007 - 06/30/2008
BlackRock Preferred Income Strategies Fund, Inc.





=============== BLACKROCK PREFERRED INCOME STRATEGIES FUND, INC. ===============


PACIFIC GAS & ELECTRIC COMPANY

Ticker:       PCG.PA         Security ID:  694308206
Meeting Date: MAY 14, 2008   Meeting Type: Annual
Record Date:  MAR 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David R. Andrews           For       For        Management
2     Elect Director C. Lee Cox                 For       For        Management
3     Elect Director Peter A. Darbee            For       For        Management
4     Elect Director Maryellen C. Herringer     For       For        Management
5     Elect Director Richard A. Meserve         For       For        Management
6     Elect Director Mary S. Metz               For       For        Management
7     Elect Director William T. Morrow          For       For        Management
8     Elect Director Barbara L. Rambo           For       For        Management
9     Elect Director Barry Lawson Williams      For       For        Management
10    Ratify Auditors                           For       For        Management

========== END NPX REPORT